Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132






                                October 16, 2014



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:                 Advisors Disciplined Trust 1309
                       (File No. 333-197487) (CIK 1608240)

Ladies/Gentlemen:

     The undersigned, Advisors Disciplined Trust 1309 (the "Fund"), registrant, by Advisors Asset Management, Inc., depositor of the Fund and of the units covered by the subject Registration Statement, pursuant to the provisions of Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, hereby respectfully requests that the Securities and Exchange Commission consent to the filing of the amendment to the Registration Statement and grant acceleration of the effectiveness of said Registration Statement, as amended, so that the same may become effective as early as practicable on October 16, 2014, or as soon thereafter as possible.


                                Very truly yours,

                                ADVISORS DISCIPLINED TRUST 1309

                                By:  ADVISORS ASSET MANAGEMENT, INC.


                                By:     /s/ ALEX R. MEITZNER
                                   -----------------------------
                                           Alex R. Meitzner
                                        Senior Vice President
















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